SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

In February 2012, the board of directors of the Company approved to distribute a special dividend of US$0.16 per share, which is equivalent to US$0.32 per American depositary share, in an aggregate amount of US$12.5 million to the holders of American Depository Share. The special dividend was paid in April 2012.